Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income	$ 401,619	$ 517,423	$ 189,360
Loss from discontinued operations (note 22)	0	0	20,276
Income from continuing operations	401,619	517,423	209,636
Non-cash and non-operating items:
Depreciation and amortization	93,582	97,551	99,033
Gain on sale and write-down of assets (note 15)	(38,080)	(10,360)	(21,863)
Loss on bond repurchase (note 8)	0	0	12,694
Other	1,832	18,867	5,089
Change in operating assets and liabilities (note 20)	8,232	6,339	(132,301)
Net operating cash flow - continuing operations	467,185	629,820	172,288
Net operating cash flow - discontinued operations (note 22)	0	0	26,866
Net operating cash flow	467,185	629,820	199,154
FINANCING ACTIVITIES
Issuance costs, net of proceeds from issuance of long-term debt	0	(3,536)	0
Prepayments of long-term debt	0	(1,000)	(614,677)
Scheduled repayments of long-term debt and settlement of related swaps (note 8)	0	(21,184)	(56,914)
Proceeds from short-term debt	0	50,000	134,000
Prepayments of short-term debt	0	(50,000)	(159,000)
Proceeds from financings related to sale-leaseback of vessels, net of issuance costs	0	0	288,108
Prepayments of obligations related to finance leases	(136,955)	(364,201)	0
Scheduled repayments of obligations related to finance leases	(5,213)	(34,113)	(50,636)
Sale of Common Stock of Subsidiaries	0	0	22,809
Purchase of Teekay Tankers common shares (note 13)	(50,015)	(4,765)	(5,269)
Distributions from subsidiaries to non-controlling interests	(73,222)	(42,543)	0
Other financing activities	(5,482)	(4,192)	0
Net financing cash flow - continuing operations	(416,448)	(520,414)	(456,948)
Net financing cash flow - discontinued operations (note 22)	0	0	0
Net financing cash flow	(416,448)	(520,414)	(456,948)
INVESTING ACTIVITIES
Proceeds from Sale, Maturity and Collection of Short-Term Investments	162,604	37,396	(210,000)
Payments to Acquire Marketable Securities	(21,041)	0	0
Proceeds from Sales of Business, Affiliate and Productive Assets	88,778	23,561	82,621
Payments to Acquire Property, Plant, and Equipment	(70,504)	0	0
Proceeds from the sale of the Teekay Gas Business, net of cash sold ($178.0 million) (note 22)	0	0	454,789
Increase (Decrease) in Notes Receivable, Related Parties	2,500	3,900	(3,000)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	157,496	54,659	308,980
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0	0	0
Net investing cash flow	157,496	54,659	308,980
Increase in cash, cash equivalents and restricted cash	208,233	164,065	51,186
Cash, cash equivalents and restricted cash, beginning of the year	480,771	316,706	265,520
Cash, cash equivalents and restricted cash, end of the year	689,004	480,771	316,706
Payments of Dividends	(85,018)	0	0
Repurchase of Teekay Corporation common shares	(66,280)	(50,713)	(15,369)
Proceeds from Issuance of Common Stock	5,737	5,833	0
Payments to Acquire Assets, Investing Activities	$ (4,841)	$ (10,198)	$ (15,430)